Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Statement of Cash Flows [Abstract]
Net cash provided by (used in) operating activities	$ 7,291,169	$ (8,161,492)
Cash flows from investing activities:
Purchases of fixed assets	(704)
Proceeds from sales of property	140,000
Purchases of securities owned	(256,420)
Purchase of long-term investment in equity investees	(100,000)	(1,500,000)
Acquisition of a subsidiary	(64,105)
Cash collected from acquisition of a subsidiary	475
Loans made to third parties	(55,912)
Loans made to a related party	(2,500,000)
Collection of loans from customers	6,337,308
Originated loans disbursements to customers	(2,300,000)	(7,048,758)
Net cash provided by (used in) investing activities	1,200,642	(8,548,758)
Effect of exchange rates on cash, cash equivalents and restricted cash	(94,272)	(325,374)
Net increase (decrease) in cash, cash equivalents and restricted cash	8,397,539	(17,035,624)
Cash, cash equivalents and restricted cash, beginning of period	15,174,936	38,697,093
Cash, cash equivalents and restricted cash, end of period	23,572,475	21,661,469
Non-cash operating, investing and financing activities
Right of use assets obtained in exchange for operating lease obligations		244,106
Supplemental disclosures of cash flow information:
Cash paid for interest
Cash paid for taxes, net of refunds